Average Annual Total Returns (Vanguard Ohio Long-Term Tax-Exempt Fund Retail)	Vanguard Ohio Long-Term Tax-Exempt Fund Vanguard Ohio Long-Term Tax-Exempt Fund - Investor Shares 12/1/2013 - 11/30/2014	Return After Taxes on Distributions Vanguard Ohio Long-Term Tax-Exempt Fund Vanguard Ohio Long-Term Tax-Exempt Fund - Investor Shares 12/1/2013 - 11/30/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Ohio Long-Term Tax-Exempt Fund Vanguard Ohio Long-Term Tax-Exempt Fund - Investor Shares 12/1/2013 - 11/30/2014	Barclays OH Municipal Bond Index Vanguard Ohio Long-Term Tax-Exempt Fund Vanguard Ohio Long-Term Tax-Exempt Fund - Investor Shares 12/1/2013 - 11/30/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	11.20%	11.03%	8.07%	9.51%
Five Years	5.21%	5.15%	4.91%	4.91%
Ten Years	4.66%	4.61%	4.52%	4.39%